UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2005

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (October 31, 2005)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 60
Form 13F Information table Value Total(x 1000): $671,536



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	589,865		4,794,089	X		     4,794,089
EXXON MOBIL CORPORATION	Comm	30231G102	  4,251		   66,900	X			66,900
PROGRESSIVE CORPORATION	Comm	743315103	  3,300		   31,500	X			31,500
CITIGROUP INC		Comm	172967101	  2,904		   63,800	X			63,800
PHELPS DODGE		Comm	717265102	  2,897		   22,300	X			22,300
PFIZER INC		Comm	717081103	  2,809		   12,500	X		       112,500
COCA COLA CO		Comm	191216100	  2,635		   61,000	X			61,000
CHEVRON TEXACO		Comm	166764100	  2,583		   39,900	X			39,900
INTNL BUSINESS MACHS	Comm	459200101	  2,366		   29,500	X			29,500
DANAHER CORP DEL	Comm	235851102	  2,363		   43,900	X			43,900
AMERICAN INTL GROUP INC	Comm	026874107	  2,280		   36,800	X			36,800
JOHNSON & JOHNSON	Comm	478160104	  2,012		   31,800	X			31,800
QUALCOM			Comm	747525103	  1,987		   44,400	X			44,400
MERCK & CO INC		Comm	589331107	  1,946		   71,500	X			71,500
TELLABS INC		Comm	879664100	  1,884		  179,100	X		       179,100
RED HAT INC		Comm	756577102	  1,860		   87,800	X			87,800
CADBURY SCHWEPPES-SPONS	Comm	127209302	  1,845		   45,300	X			45,300
DOMINION RESOURCES	Comm	25746U109	  1,800		   20,900	X			20,900
MEDTRONIC INC		Comm	585055106	  1,705		   31,800	X			31,800
ELECTRONIC ARTS INC	Comm	285512109	  1,695		   29,800	X			29,800
PIXAR			Comm	725811103	  1,691		   38,000	X			38,000
APPLIED MATLS INC	Comm	038222105	  1,596		   94,100	X			94,100
AFLAC INCORPORATED	Comm	001055102	  1,595		   35,200	X			35,200
BAKER HUGHES		Comm	057224107	  1,587		   26,600	X			26,600
GLAXOSMITHKLINE ADR	Comm	37733W105	  1,533		   29,900	X			29,900
E M C CORP MASS		Comm	268648102	  1,530		  118,200	X		       118,200
AMGEN INC		Comm	031162100	  1,418		   17,800	X			17,800
FIRST DATA CORP		Comm	319963104	  1,272		   31,800	X			31,800
EBAY INCORPORATED	Comm	278642103	  1,269		   30,800	X			30,800
GOLDMAN SACHS GROUP	Comm	38141G104	  1,264		   10,400	X			10,400
YAHOO			Comm	984332106	  1,242		   36,700	X			36,700
VALERO ENERGY		Comm	91913Y100	  1,221		   10,800	X			10,800
LILLY ELI & CO		Comm	532457108	  1,215		   22,700	X			22,700
HOME DEPOT INC		Comm	437076102	  1,209		   31,700	X			31,700
PALM INC.		Comm	696643105	  1,207		   42,600	X			42,600
DELL COMPUTER CORP	Comm	24702R101	  1,098		   32,100	X			32,100
INTEL CORP		Comm	458140100	  1,092		   44,300	X			44,300
CISCO SYS INC		Comm	17275R102	  1,068		   59,600	X			59,600
United Parcel Service	Comm	911312106	  1,009		   14,600	X			14,600
ASTRAZENECA ADR		Comm	046353108	    999		   21,200	X			21,200
GENTEX CORPORATION	Comm	371901109	    952		   54,700	X			54,700
GENERAL DYNAMICS CORP	Comm	369550108	    952		    7,960	X			 7,960
WEATHERFORD INTERNL	Comm	G95089101	    941		   13,700	X			13,700
STARBUCKS CORP		Comm	855244109	    917		   18,300	X			18,300
FEDERAL HOME LNMTG CORP	Comm	313400301	    886		   15,700	X			15,700
AMAZON.COM INCORPORATED	Comm	023135106	    883		   19,500	X			19,500
NVIDIA CORPORATION	Comm	67066G104	    823		   24,000	X			24,000
BANKAMERICA CORP	Comm	060505104	    783		   18,600	X			18,600
HCA INCORPORATED	Comm	404119109	    757		   15,800	X			15,800
ECOLAB INCORPORATED	Comm	278865100	    671		   21,000	X			21,000
GENENTECH		Comm	368710406	    556		    6,600	X			 6,600
XINAO Gas Holdings	Comm	6333937		    283		  360,000	X		       360,000
HonHai Precision IND	Comm	6438564		    239		   51,417	X			51,417
CHINA SHENHUA		Comm	B09N7M0		    236		  201,000	X		       201,000
ANHUI EXPRESSWAY CO	Comm	6045180		    191		  328,000	X		       328,000
BANK OF COMMUNICATION	Comm	B0B8Z29		    152		  360,000	X		       360,000
HSBC HOLDINGS PLC	Comm	6158163		     65		    4,000	X			 4,000
NETEASE.COM INC		Comm	64110W102	     54		      600	X			   600
PETROCHINA CO LTD	Comm	6226576		     50		   60,000	X			60,000
CHINA MENGNIU DAIRY	Comm	B01B1L9		     43		   52,000	X			52,000

GRAND TOTAL					671,536


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